Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	OPTIBASE LTD
Entity Central Index Key	0001077618
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	19,414,281
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 22,945	$ 30,260
Restricted cash	131
Trade receivables	732
Other accounts receivable and prepaid expenses (Note 5)	1,260	334
Total assets attributed to discontinued operations (Note 1c)	969	966
Total current assets	26,037	31,560
LONG-TERM INVESTMENTS:
Long-term deposits (Note 9)	56	157
Investments in companies (Note 6)	100	100
Total long-term investments	156	257
PROPERTY, EQUIPMENT AND OTHER ASSETS, NET
Equipment, net	7	4
Real Estate Property, net (Note 3)	192,173	32,353
Other assets, net (Note 4)	1,512	552
Total property, equipment and other assets	193,692	32,909
Total assets	219,885	64,726
CURRENT LIABILITIES:
Current maturities of long term loan (Note 8)	2,529	400
Trade payables	27	31
Other accounts payable and accrued expenses (Note 7)	4,130	1,708
Total liabilities attributed to discontinued operations (Note 1c)	2,990	3,006
Total current liabilities	9,676	5,145
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
LONG-TERM LIABILITIES:
Deferred tax liabilities (Note 10)	14,608
Land lease liability, net	7,175
Other Long-Term Liabilities	3,559
Long term loans, net of current maturities (Note 8)	123,606	19,189
Total long-term liabilities	148,948	19,189
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary Shares of NIS 0.13 par value - Authorized: 30,000,000 shares at December 31, 2010 and 2011; Issued: 19,414,281 shares at December 31, 2010 and 2011; Outstanding: 16,556,808 and 19,070,808 shares at December 31, 2010 and 2011, respectively	744	650
Additional paid-in capital	130,734	125,728
Treasury shares (357,473 and 343,473 shares at December 31, 2010 and 2011, respectively)	(954)	(1,074)
Accumulated other comprehensive income	305	479
Accumulated deficit	(85,730)	(85,391)
Total shareholders' equity of Optibase Ltd.	45,099	40,392
Non-controlling interests	16,162
Total shareholders' equity	61,261	40,392
Total liabilities and shareholders' equity	$ 219,885	$ 64,726

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary Shares, par value per share	$ 0.13	$ 0.13
Ordinary Shares, shares authorized	30,000,000	30,000,000
Ordinary Shares, shares issued	19,414,281	16,914,281
Ordinary Shares, shares outstanding	19,070,808	16,556,808
Treasury shares, shares	343,473	357,473

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Fixed income from real estate rent	$ 12,479	$ 1,650	$ 272
Costs and expenses:
Cost of real estate operations	1,869	59	11
Real estate depreciation and amortization	2,153	695	115
General and administrative	3,057	1,502	1,175
Total costs and expenses	7,079	2,256	1,301
Operating income (loss)	5,400	(606)	(1,029)
Gain on bargain purchase (Note 1b(3))	4,412
Other income (loss) (Note 6)		(600)
Financial income (expenses), net (Note 12)	(7,481)	304	617
Income (loss) before taxes on income	2,331	(902)	(412)
Taxes on income (Note 10)	481	43
Net income (loss) from continuing operations	1,850	(945)	(412)
Net income (loss) from discontinued operations (Note 1c)	(51)	5,399	472
Net income	1,799	4,454	60
Net income attributable to non-controlling interest	2,038
Net income (loss) attributable to Optibase LTD	$ (239)	$ 4,454	$ 60
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per share from continuing operations	$ (0.01)	$ (0.06)	$ (0.02)
Basic and diluted net earnings (loss) per share from discontinued operations	$ 0	$ 0.33	$ 0.03
Basic and diluted net earnings (loss) per share	$ (0.01)	$ 0.27	$ 0
Weighted average number of shares used in computing basic and diluted net earnings (loss) per share:	18,209,676	16,554,870	16,533,586

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]	Total Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ 35,011	$ 650	$ 125,492	$ (1,306)		$ (89,825)	$ 35,011
Stock-based compensation related to options and unvested shares granted to employees	221		221				221
Issuance of treasury shares upon vesting of shares			(64)	98		(34)
Foreign currency translation adjustment	(54)				(54)		(54)		(54)
Net income (loss)	60					60	60		60
Total comprehensive income, net									6
Balance at Dec. 31, 2009	35,238	650	125,649	(1,208)	(54)	(89,799)	35,238
Stock-based compensation related to options and unvested shares granted to employees	167		167				167
Issuance of treasury shares upon vesting of shares			(88)	134		(46)
Foreign currency translation adjustment	533				533		533		533
Net income (loss)	4,454					4,454	4,454		4,454
Total comprehensive income, net									4,987
Balance at Dec. 31, 2010	40,392	650	125,728	(1,074)	479	(85,391)	40,392
Issuance of ordinary shares	5,000	94	4,906				5,000
Stock-based compensation related to options and unvested shares granted to employees	120		120				120
Issuance of treasury shares upon vesting of shares			(20)	120		(100)
Foreign currency translation adjustment	(305)				(174)		(174)	(131)	(305)
Non-controlling interests	14,255							14,255
Net income (loss)	1,799					(239)	(239)	2,038	1,799
Total comprehensive income, net									1,494
Balance at Dec. 31, 2011	$ 61,261	$ 744	$ 130,734	$ (954)	$ 305	$ (85,730)	$ 45,099	$ 16,162

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,799	$ 4,454	$ 60
Loss (income) from discontinued operations	51	(5,399)	(472)
Net income (loss) from continuing operations	1,850	(945)	(412)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,220	696	115
Impairment of an investment in company		600
Stock-based compensation related to options and unvested shares granted to employees	120	167	221
Gain from a bargain purchase	(4,412)
Decrease in trade receivables	1,216
Decrease in deferred tax liabilities	(482)
Increase in other long-term liabilities	3,319
Decrease (increase) in other accounts receivable and prepaid expenses	1,371	29	(218)
Increase (decrease) in trade payables	(136)	2	29
Increase (decrease) in accrued expenses and other accounts payable	(3,161)	(164)	757
Net cash provided by from continuing operations	1,905	385	492
Net cash used in discontinued operations	(70)	(202)	(3,349)
Net cash provided by (used in) operating activities	1,835	183	(2,857)
Cash flows from investing activities:
Purchase of equipment	(5)	(5)
Proceeds from (investment in) short-term deposit	(1,065)	3,750	(3,750)
Proceeds from (investment in) long-term lease deposits	101	(57)	11
Investment in real estate property	(1,187)	(8,786)	(22,282)
Investment in other assets			(659)
Increase in restricted cash	(131)
Acquisition of Eldista, net	(20,684)
Proceeds from sale of the Video activity		6,800
Net cash provided by (used in) investing activities from continuing operations	(22,971)	1,702	(26,680)
Net cash provided by (used in) investing activities from discontinued operations			28,481
Net cash provided by (used in) investing activities	(22,971)	1,702	1,801
Cash flows from financing activities:
Issuance of ordinary shares in a private placement	5,000
Proceeds from bank loan	106,441		18,353
Repayment of bank loan	(91,847)	(406)
Repayment of loan to non- controlling interests	(5,618)
Net cash provided by (used in) financing activities from continuing operations	13,976	(406)	18,353
Exchange differences on balances of cash and cash equivalents	(155)	130	(32)
Increase (decrease) in cash and cash equivalents	(7,315)	1,609	17,265
Cash and cash equivalents at the beginning of the year	30,260	28,651	11,386
Cash and cash equivalents at the end of the year	22,945	30,260	28,651
Cash paid during the year for:
Taxes	1,903		88
Interest	3,081	207	26
Acquisition of Eldista, net:
Working capital deficiency, net	(155)
Building (including land)	161,451
Above market value of in-place leases	1,124
Deferred tax liabilities	(15,282)
Mortgage loan	(92,705)
Swap instrument	(392)
Land lease liability	(7,311)
Rent settlements with tenants	(1,759)
Gain from a bargain purchase	(4,412)
Non controlling interests	(19,875)
Net cash paid by the Company	$ 20,684

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Optibase Ltd. ("the Company") was incorporated and commenced operations in 1990.

During 2009 the Company had entered into the fixed-income real estate sector after an acquisition of a commercial building as more fully described in paragraph b below.

Until the sale of its video solutions business to VITEC Multimedia ("Vitec") in July 2010 (See 1c below), the Company and its U.S subsidiary, Optibase Inc, provided equipment for a wide range of professional video applications in the Broadband IPTV, Broadcast, Government, Enterprise and Post-production markets, which performed through the operation of two product lines: Video technologies and IPTV (collectively: the Video activity). Following the sale of the Video Activity, the Company's only operation is the fixed-income real-estate.

As of December 31, 2011, the Company manages its activity through three active subsidiaries: Optibase Real Estate Europe SARL ("Optibase SARL") in Luxembourg which was incorporated in October 2009, Optibase Inc. in the United States which was incorporated in 1991 ("Optibase Inc") and OPCTN SA in Geneva which was incorporated in February 2011 (collectively: "the Group").

b.	Acquisitions:

2009 Acquisition:

1.	Rümlang , Switzerland

On October 29, 2009, the Company through its subsidiary in Luxemburg, Optibase SARL, acquired a commercial building located in Rümlang Switzerland. The five-story building includes 12,500 square meters of rentable space with offices, laboratory and retail uses. The purchase price for the transaction was approximately CHF 23,500 of which CHF 18,800 (approximately $ 22,800 and $ 18,100 respectively, as of the purchase date) was financed through a long-term loan from a Swiss bank (see details in Note 8).

The acquisition has been accounted for using the purchase method of accounting. The purchase price has been allocated to land, building and intangible assets. The aggregate value of other acquired intangible assets, consisting of in-place leases, is measured by the excess of (i) the purchase price paid for a property after adjusting existing in-place leases to market rental rates over (ii) the estimated fair value of the property as-if-vacant, determined as set forth below. The value of in-place leases exclusive of the value of above-market and below-market in-place leases is amortized to expense over the remaining non-cancelable periods of the respective leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be written off.

Other than as discussed above, the Company has determined that the real estate properties do not have any other significant identifiable intangibles.

The total purchase price was allocated as follows:

Cash paid	$22,828

Land	$2,818
Building	19,354
Above market value of in-place leases	656

Total purchase price	$22,828

On March 1, 2010 Optibase SARL entered into an Option Agreement with a Cypriot company, Swiss Pro Capital Limited, with respect to the commercial building acquired by the Company, in Rümlang, Switzerland. Through its beneficial owner, Swiss Pro Capital Limited introduced Optibase to the Rumlang property and facilitated Optibase's acquisition and financing of the property. Under the Option Agreement, Optibase SARL granted Swiss Pro Capital limited an option to purchase twenty percent (20%) of the share capital of Optibase SARL in consideration of initial price of CHF 315 (approximately $ 335) that shall be paid upon exercise (the "Initial Price"). In addition to the initial price, upon exercise of the option, Swiss Pro Capital Limited will pay 20% of the investment amount (as defined in the Option Agreement). The shares that would be issued to Swiss Pro Capital Limited upon exercise of the option will not have voting rights and would be subject to transfer restrictions in favor of Optibase. The Company estimated the fair value of option granted in accordance with ASC 820 using the Binominal model and was accounted as a liability.

2010 Acquisition:

2.	Marquis Residence in Miami, Florida

On December 30, 2010, the Company's wholly-owned subsidiary, Optibase Inc, acquired  21 condominium units in the Marquis Residence in Miami, Florida. for consideration of approximately $ 8,632 in cash. The acquisition of the units was accounted for as acquisition of an asset. The Company is renting part of the units and in principle holds the units for investment purposes and will consider selling the units in accordance with its business considerations and market conditions. As of December 31, 2011, out of the 21 units 14 units have been rented.

2011 Acquisition:

3.	Centre des Technologies Nouvelles in Geneva, Switzerland

On March 2, 2011 the Company acquired through a newly established subsidiary an office building complex in Geneva, Switzerland known as Centre des Technologies Nouvelles (CTN) (the "Property"). The acquisition was undertaken by OPCTN S.A., a Luxembourg company owned 51% by Optibase and 49% by The Phoenix Insurance Company Ltd and The Phoenix Comprehensive Pension (collectively, "The Phoenix"). OPCTN S.A. undertook the transaction by acquiring all of the ownership interest in the Property owner Eldista GmbH, a Swiss Company ("Eldista").

CTN is a six-building complex located in the Plan-Les-Ouates business park in the outskirts of Geneva. The complex includes approximately 35,000 square meters (approximately 377,000 square feet) of primarily space and is a center for advanced industries including biotech electronic and information technology industries.

The total purchase price for the Eldista shares was CHF 37,720 (representing $ 40,559 - as of the purchase date), subject to a post-closing price adjustment to reflect Eldista's assets and liabilities as of the closing date.

On the date of the agreement, the Company paid to Apollo CTN S.A.R.L (the "Seller"), CHF 37,420,  which represent the purchase price less CHF 500 (approximately $ 40,234 and $ 538, respectively as of the purchase date). In addition, the Company paid CHF 1,000 (approximately $ 1,075 as of the purchase date) (the "Adjustment escrow") into an escrow account. The release of the adjustment escrow depends on the consequence of the net assets adjustment.

The net assets adjustment finally amounted to be a net liability of CHF 200.
Accordingly, CHF 700 of the Escrow is to be paid to the Company and the balance of the Escrow of CHF 300 (approximately $ 214, $ 745 and $ 319, respectively) is to be paid to the seller.

The acquisition of the property through the acquisition of Eldista was accounted for by the Company as a business combination in accordance with ASC 805 "Business Combination". The acquired activities and assets of Eldista constitute a business as they consist of inputs and processes applied to those inputs that have the ability to create outputs.

The results of operations of the acquired property are included in the Company's financial statements from the date the acquisition has been completed.

The total purchase price was allocated as follows:

USD

Cash paid for Eldista shares	$40,559

Assets and liabilities acquired:

Land	23,654
Building	137,797
Swap instrument	(392)
Mortgage loan	(92,705)
Rent settlements with tenants	(1,759)
Lease provision	(7,311)
Above and below-market value of in-place leases	1,124
Deferred tax liabilities	(15,282)
Other current net assets	(155)
Gain from a bargain purchase	(4,412)

Total purchase price	40,559

Less:
Purchase price paid by non-controlling interests	(19,875)

Net purchase price	$20,684

The bargain purchase gain was recorded since the total acquisition date fair value of the identifiable net assets acquired exceeded the total purchase price.

Accordingly, the Company recorded the bargain purchase gain as other income in the amount of $ 4,412 in the consolidated statement of operations for the year ended December 31, 2011.

c.	Sale of the Video activity (Discontinued operations):

On March 16, 2010, the Company and its subsidiary, Optibase Inc., entered into an asset purchase agreement (the "Agreement") with Optibase Technologies Ltd. and Stradis Inc., wholly owned subsidiaries of  S.A. Vitec (also known as Vitec Multimedia) (S.A. Vitec, Optibase Technologies Ltd. and Stradis Inc., collectively "Vitec") pursuant to which Vitec purchased all of the assets and liabilities related to the Company's Video Solutions Business (the "Video Activity") for an aggregate consideration of $ 8,000, subject to certain price adjustments and an earn-out mechanism pursuant to which 45% of Vitec's revenues deriving from the Video activity exceeding $ 14,000 in the year following the closing of the transaction, will be paid to the Company. Closing of the transaction occurred on July 1, 2010. In the year following the closing, the Company did not achieve the earn-out target and no additional consideration was received by the Company.

Under the Agreement, the Company and Vitec agreed on a price adjustment mechanism to the initial consideration, upon which, Vitec shall add or subtract to the consideration an amount equal to accounts receivable, net plus other receivables and prepaid expenses minus accounts payable and other payables, all as of the Closing date (the "Adjustment Amount"), whereby the Adjustment Amount as calculated by the Company would be deposited by Vitec in escrow within five days from the closing date, to be released over a period of 12 months as Vitec collects amounts owed to the Company from customers.

As of December 31, 2011, Vitec has refrained from depositing any amount in escrow. This led to a dispute between the parties. For further details see Note 9e.1.

The Company recorded a capital gain of approximately $ 6,300 resulting from this Sale of the Video Activity.

The results of operations of the Video Activity for the years ended December 31, 2009, 2010 and 2011, which were reported separately and retroactively as discontinued operations in the consolidated statements of operations, are summarized as follows:

	Year ended December 31,
	2009	2010	2011

Revenues	$13,149	$4,457	$-

Operating income	$6,612	$2,874	$-

Costs and expenses	$10,914	$3,779	$51

Other Income	$4,774	$6,304	$-

Net income (loss) from discontinued operations	$472	$5,399	$(51)

Basic and Diluted net earnings per share from discontinued operations	$0.03	$0.33	$(0.00)

The assets and liabilities of the Video activity for the years ended December 31, 2010 and 2011, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	December 31,
	2010	2011
Assets:

Other accounts receivable	$966	$969

Total assets	$966	$969

Liabilities:

Other accounts payable and accrued expenses	$3,006	$2,990

Total liabilities	$3,006	$2,990

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Use of estimates:

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The functional currency of the Company is the U.S Dollar.

The functional currencies of Optibase's subsidiaries are CHF and U.S dollar. The Company has elected to use U.S dollar as its reporting currency for all years presented.

While the functional currency of the Company's subsidiaries in the United States is the U.S dollars, the functional currency of the subsidiaries in Switzerland is their lead currency, i.e. CHF. Since the Company's functional and reporting currency is the USD, the financial statements of Optibase Real Estate SARL and OPCTN S.A. whose functional currency has been determined to be CHF have been translated into U.S. dollars.  Assets and liabilities of these subsidiaries are translated at the year-end exchange rates and their statement of operations items are translated using the actual exchange rates at the dates on which those items are recognized. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside of the Group, have been eliminated upon consolidation.

d.	Non-controlling Interests:

Non-controlling interests generally represent the portion of equity that the Company does not own in those entities that it consolidates. The Company accounts for and reports its non-controlling interests in accordance with the provisions required under the Consolidation Topic of the FASB ASC 160. Non-controlling interests are separately presented within the equity section of the consolidated balance sheets. The amounts of consolidated net earnings attributable to the Company and to the non-controlling interests are presented on the consolidated statement of income.

e.	Cash equivalents:

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less at the date acquired.

f.	Property and equipment:

Real estate and equipment are stated at cost net of accumulated depreciation. Costs include those related to acquisition, including building improvements.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Building and buildings' improvements	30-100
Computers and equipment	3

g.	Long-lived assets including intangible assets:

The Company and its subsidiaries long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

The Company reviewed assets on a component-level basis, which is the lowest level of assets for which there are identifiable cash flows that can be distinguished operationally and for financial reporting purposes. The carrying amount of the asset group was compared with the related expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the primary asset. In cases where the expected future cash flows were less than the carrying amounts of the assets, those assets were considered impaired and written down to their fair values. Fair value was established based on discounted cash flows. As of December 31, 2010 and 2011, no impairment losses have been identified.

h.	Investments in companies:

Investments in non-marketable equity securities of companies in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies are recorded at cost.

Management evaluates investments in non marketable equity securities for evidence of other-than temporary declines in value. When relevant factors indicate a decline in value that is other-than temporary the Company recognizes an impairment loss for the decline in value. As for impairment charges recorded during 2010 see Note 6a.

i.	Goodwill and bargain purchase gain:

Goodwill reflects the excess of the fair value of the acquired business over the fair value of net identifiable assets acquired in various business acquisitions. The Company accounts for goodwill in accordance with the Intangibles - Goodwill and Other Topic of the FASB ASC 350.

A bargain purchase gain in the Eldista acquisition, represents the excess of 100% of the recognized bases of identifiable assets acquired, net of assumed liabilities, over the aggregate of the acquisition-date fair values of (1) the acquirer's interest in the acquiree, (2) noncontrolling interests in the acquiree and (3) any equity interest held in the acquiree by the acquirer immediately before the acquisition date.

With respect to bargain purchase, the Company recognized a gain in the amount of $ 4,412 a corresponding deduction from net income attributable to non-controlling interest in the amount of $ 2,162 in the consolidated statement of operations for the year ended December 31, 2011 (See note 1.b.3).

j.	Intangibles assets:

Intangible assets consist of in-place lease values, tenant origination costs and above-market rents that were recorded in connection with the acquisition of the properties. Intangible assets are amortized and accreted using the straight-line method over the term of the related leases. When a lease is terminated early, any remaining unamortized balances under lease intangible assets or liabilities are charged to earnings.

k.	Derivative Instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings. As of December 31, 2011, the Company had no outstanding hedging instruments. At times, it may use derivative instruments to manage exposure to variable interest rate risk. From time to time, the Company enters into interest rate swaps to manage its exposure to variable interest rate risk and treasury locks to manage the risk of interest rates rising prior to the issuance of debt. The Company generally enters into derivative instruments that qualify as cash flow hedges and it do not enter into derivative instruments for speculative purposes.

l.	Business Combinations:

The Company allocated the purchase price of acquired properties to land, building, intangible assets and other liabilities in accordance with the Business Combinations Topic of the FASB ASC 805-10.  The Company allocated the initial purchase price of assets acquired (net tangible and identifiable intangible assets) and liabilities assumed based on their relative fair values at the date of acquisition. There are two categories of intangible assets to be considered:

(1) in-place leases; (2) above and below-market value of in-place leases. The aggregate value of other acquired intangible assets, consisting of in-place leases, is measured by the excess of (i) the purchase price paid for a property after adjusting existing in-place leases to market rental rates over (ii) the estimated fair value of the property as-if-vacant, determined as set forth above. The value of in-place leases exclusive of the value of above-market and below-market in-place leases is amortized to depreciation expense over the estimated remaining term of the respective leases. The value of above-market and below-market in-place leases is amortized to rental revenue over the estimated remaining term of the leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be written off. Other than as discussed above, the Company has determined that our real estate properties do not have any other significant identifiable intangibles. The results of operations of acquired properties are included in our financial statements as of the dates they are acquired. The intangible assets and liabilities associated with property acquisitions are included in other assets and other liabilities in our consolidated balance sheets.

m.	Revenue recognition:

The Company generates revenues from fixed income from real-estate derived from its buildings in Switzerland (Rümlang and Geneva) and Miami FL.

Rental income includes minimum rents and expenses recoveries. Minimum rents are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee's obligation to pay rent.

n.	Contingencies:

The Company periodically estimates the impact of various conditions, situations and/or circumstances involving uncertain outcomes to its financial condition and operating results. The Company accounts for contingent events as required by ASC 450 "Contingencies". ASC 450 defines a contingency as "an existing condition, situation, or set of circumstances involving uncertainty as to possible gain or loss to an enterprise that will ultimately be resolved when one or more future events occur or fail to occur". Legal proceedings are a form of such contingencies.

In accordance with ASC 450, accruals for exposures or contingencies are being provided when the expected outcome is probable. It is possible, however, that future results of operations for any particular quarter or annual period could be materially affected by changes in the Company's assumptions, the actual outcome of such proceedings or as a result of the effectiveness of the Company strategies related to these proceedings.

o.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"),  which prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC 740 clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue. The Company policy is to accrued interest and penalties related to unrecognized tax benefits in it financial expenses. No adjustments were required upon the initial implementation of this guidance.

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel, the United States and Switzerland. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution.

Accounts receivable includes amounts billed to tenants and accrued expense recoveries due from tenants. The Company makes estimates of the uncollectability of its accounts receivable using the specific identification method related to base rents, straight-line rent balances, expense reimbursements and other revenues. It also analyzes accounts receivable and historical bad debt levels, tenant credit-worthiness, payment history and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. Accounts receivable are written-off when they are deemed to be uncollectible and the Company is no longer actively pursuing collection. The Company's reported net income is directly affected by management's estimate of the collectability of accounts receivable.

q.	Earnings (loss) per share:

Basic net earnings (losses) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (losses) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earning Per Share". All outstanding stock options and unvested shares have been excluded from the calculation of the diluted net earnings (losses) per Ordinary share because the securities are anti-dilutive for all periods presented.

r.	Accounting for stock-based compensation:

ASC Topic 718 "Compensation - Stock Compensation" ("ASC 718"), requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes- Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility is calculated based upon actual historical stock price movements. The expected term of options granted is based upon simplified method. The risk free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value was estimated at the date of grant using the following weighted average assumptions for the Black-Scholes model:

	December 31,
	2009	2010	2011

Dividend yield	0%	0%	0%
Volatility	60%	61%	67%
Risk free interest	2.36% - 3.69%	1.8% -2.22%	0.9% -1.7%
Expected term (years)	4.75	4.75	4.75

s.	Treasury Shares:

During the past years, the Company repurchased certain of its Ordinary shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction from shareholders' equity. From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

t.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, other accounts receivable, trade payables, other accounts payable, and accrued liabilities, approximate fair value because of their generally short-term maturities.

Effective January 1, 2008, the Company adopted ASC 820 "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Warrants (see note 1b(1)) are measured at fair value under ASC 820 on a recurring basis as of December 31,2010 and 2011.

u.	Impact of newly issued Accounting Standards:

1.
In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU No. 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

2.
In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU No. 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively.

REAL ESTATE PROPERTY, NET	12 Months Ended
Dec. 31, 2011
REAL ESTATE PROPERTY, NET [Abstract]
REAL ESTATE PROPERTY, NET
NOTE 3:-	REAL ESTATE PROPERTY, NET

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2010	$2,832	$19,450	$-	$(110)	$22,172
Additions	-	154	8,632	2,102	10,888

At December 31, 2010	2,832	19,604	8,632	1,992	33,060
Additions	23,654	138,983	781	(1,583)	161,835

At December 31, 2011	26,486	158,587	9,413	409	194,895

Accumulated depreciation:

At January 1, 2010	-	92	-	-	92
Depreciation charge for the year	-	563	-	52	615

At December 31, 2010	-	655	-	52	707
Depreciation charge for the year	-	2,011	45	(41)	2,015

At December 31, 2011	-	2,666	45	11	2,722

Real estate property, net:

At December 31, 2011	$26,486	$155,921	$9,368	$398	$192,173

At December 31, 2010	$2,832	$18,949	$8,632	$1,940	$32,353

OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 4:-	OTHER ASSETS, NET

	Above market value of in-place leases *)	Currency translation adjustment	Total
Cost:

At January 1, 2010	$659	$(3)	$656
Additions	-	62	62

At December 31, 2010	659	59	718
Additions	1,125	(11)	1,114

At December 31, 2011	1,784	48	1,832

Accumulated depreciation:

At January 1, 2010	22	-	22
Depreciation charge for the year	132	12	144

At December 31, 2010	154	12	166
Depreciation charge for the year	162	(8)	154

At December 31, 2011	316	4	320

Other assets, net:

At December 31, 2011	$1,468	$44	$1,512

At December 31, 2010	$505	$47	$552

Intangible assets consist of lease contracts with tenants deriving from the acquisition of a commercial building located in Switzerland in 2009 in the amount of $ 410 (see details in Note 1b (1)) and from the acquisition of a building complex in Geneva in 2011 in the amount of $ 1,102 (see details in Note 1b (3)) .

*)	Amortization expenses amounted to $ 22, $ 132 and $ 162 for the years ended December 31, 2009, 2010 and 2011, respectively.

Estimated amortization expenses by years are as follows:

Year	Estimated amortization expenses

2012	$156
2013	275
2014	428
2015	229
2016 and thereafter	424

$1,512

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Short-term deposit (1)	$-	$1,065
Deferred tax asset	145	-
Prepaid expenses	96	147
Income receivable	20	20
Others	73	28

	$334	$1,260

(1)	OPCTN S.A. paid CHF 1,000 into an escrow account as part of a net assets adjustment mechanism agreed by the parties in connection with CTN transaction (see details in Note 1b (3)).

INVESTMENTS IN COMPANIES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN COMPANIES [Abstract]
INVESTMENTS IN COMPANIES
NOTE 6:-	INVESTMENTS IN COMPANIES

a.
The Company invested several amounts in Mobixell Networks Inc. (Mobixell), a privately held Company which is engaged in the design, development and marketing solutions for mobile rich media adaptation, optimization and delivery. As of December 31, 2011, the Company holds 2.08% of Mobixell's shares on a fully diluted basis. The Company's investment in Mobixell is presented at cost net of impairments recorded and as of December 31, 2010 and 2011 the investment amounted to $ 100, following an impairment of $ 600 recorded during 2010.

b.
The Company holds approximately 24% on a converted and fully diluted basis, of V.Box Communication Ltd. ("V. Box"), a privately held company. As of December 31, 2007, the Company has impaired its entire investment. Optibase did not invest additional amounts thereafter.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2010	2011

Employees and payroll accruals	$167	$163
Accrued expenses	1,438	1,681
Institution (mainly tax provision)	-	1,881
Advance rent payments	-	287
Deferred tax liability	-	97
Other	103	21

	$1,708	$4,130

LONG TERM LOANS	12 Months Ended
Dec. 31, 2011
LONG TERM LOANS [Abstract]
LONG TERM LOANS
NOTE 8:-	LONG TERM LOANS

a.
On October 29, 2009, Optibase SARL received a mortgage loan ("the Loan") from a financial institution in Switzerland, in the amount of CHF 18,800 for the purpose of purchasing the real estate property located in Rümlang, Switzerland ("the Property"). As of December 31, 2011 total mortgage loan amounted to $ 18,810 with current maturities of $ 400. The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins (0.8%). The financial institution may increase margin at any time if creditworthiness of the borrower or quality of the property is impaired. Principal and interest of the loan are payable quarterly. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2011, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2012 (current maturity)	$400

Long-term portion:
2013	400
2014	400
2015	400
2016	400
2017	400
2018 and thereafter	16,810

$18,810

b.
On September, 2010, Eldista was granted a mortgage loan from a financial institution in Switzerland, in the amount of CHF 85,250 for the purpose of purchasing its real estate property located in Geneva, Switzerland. The loan bears an adjustable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins (1.8%). Principal and interest of the loan are payable quarterly. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. Eldista had the option to convert the mortgage into another mortgage product offered by the bank until April 30, 2015. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received.

On October 2011, OPCTN and Eldista entered into a CHF 100,000 bank loan refinancing with Credit Suisse for the above mentioned loan. Under the new financing agreement, Credit Suisse provided a new loan to OPCTN and Eldista which replaced the mortgage loan that Credit Suisse provided to Eldista. The combined interest rate of the new loans is 0.83% compared with 1.8% that Credit Suisse charged on the previous mortgage loan. The loans are repaid at a rate of CHF 2,000 per year and are secured by a first mortgage over the property and by a pledge of Eldista's shares.

The modification of the loan was accounted for by the Company in accordance with ASC 470-50 "Debtor's Accounting for a Modification or Exchange of Debt Instruments". The new debt instrument was initially recorded at fair value and that amount was used to determine the debt extinguishment gain or loss to be recognized and the effective rate of the new instrument.
As a result of the refinancing of the loan, the Company recorded in its financial statements a financial expense in the amount of $ 400 (representing CHF 375).

Maturities of the loan by years are as follows:

Year ended December 31,

2012 (current maturity)	$2,129

Long-term portion:
2013	2,129
2014	2,129
2015	2,129
2016	2,129
2017	2,129
2018 and thereafter	94,151

$104,796

The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2011, the Company met these covenants.

c.
As of December 31, 2010 and 2011, the Company and its subsidiaries had authorized lines of credit in the amount of $ 70 and $ 65, respectively which are linked to the NIS and bear an annual bank interest rate of Prime plus 1%-1.25%.The Company and its subsidiaries did not utilize its line of credit as of December 31, 2010 and 2011.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries facilities and motor vehicles are leased under several operating lease agreements for periods ending in 2011.

Future minimum lease commitments under non-cancelable operating leases are as follows:

Year ended December 31,

2012	$60
2013	51

$111

b.	Guarantees:

As of December 31, 2011, the Company has obtained bank guarantees in the amount of $ 199.

c.	Assets pledged as collateral:

As collateral for the Company's lines of credit and bank guarantees, a fixed charge has been placed on the Company's property and equipment, shareholders' equity, a floating charge (security interest in assets of the Company as they exist from time to time) has been placed on all the other assets of the Company and a specific charge has been placed on the Company's bank deposit as described in Notes 8(a) and 8(b).

d.	Office of the Chief Scientist and European Commission commitments:

Until the sale of the Video activity the Company participated in programs sponsored by the Israeli Government and by the European Commission for the support of research and development activities.

The Company was obligated to pay royalties to the Office of the Chief Scientist ("OCS"), amounting to 3%-3.5% of the sales of the products and other related revenues generated from such projects, up to 100% of the grants received, linked to the U.S. dollar and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company is currently undergoing an audit by the OCS for royalties paid before the sale of our video business. As of December 31, 2011, the Company believes it has sufficient provisions to cover the outcome of such review process. The provision for the above commitments was recorded under liabilities attributed to discontinued operations

Through December 31, 2010, the Company has paid or accrued royalties to the OCS in the amount of $ 4,308, and had an outstanding contingent obligation to pay royalties in the amount of approximately $ 4,248 plus interest.

In addition, during 2009 and 2010 the Company was audited by the European Commission for grants received under 3 FP6 contracts. The results of the audit reflect an over payment of approximately $ 361 which needs to be repaid by the Company. In addition, the European Commission has inflicted a fine in the amount of $ 149. In addition The Company needs to review the non-audited FP6 contracts and analyze whether there is a need for any implementation of the audit findings for these contracts as well. The Company is currently evaluating its position with respect to the audit and believes it has sufficient provisions to cover the outcome of such review process.

e.	Legal claim and contingent liabilities:

1.
Under the Agreement related to the sale of Video Activity (as further described in Note 1c) the parties agreed on a price adjustment mechanism, upon which, Vitec shall add or subtract to the consideration the adjustment amount whereby the adjustment amount would be deposited in escrow within five days from the closing date.

However,  Vitec has refrained from depositing any amount in escrow.

In that respect, since October, 2010 through April, 2011, both parties have filed several and separate motions with the Tel-Aviv District Court, seeking, inter alia, fixed and temporary injunctions. To date, the Tel-Aviv District Court has refused to grant temporary injunctions.

In April, 2011, based on a request to dismiss filed by Vitec, the court decided to dismiss the different claims without granting expenses to either party, and  transferred them arbitration proceedings.

In November 2011, Vitec and the Company submitted their Statement of Claim to the Arbitrator.

The Company submitted its Statement of Claim against Vitec demanding that Vitec pay an aggregate sum of $ 1,506 for the Adjustment Amount owed to the Company while Vitec submitted its Statement of Claim against the Company, demanding that the Company pay Vitec a total amount of approximately $ 22,816.

The Statement of Claim brought by Vitec is based, inter alia¸ on the following main causes of action: (i) loss of business opportunities (mainly M&A transactions) for lack of available cash; (ii) mail fraud; (iii) defamation; (iv) expenditures related to the legal proceedings between the parties; and (v) several additional causes of action, among others, based on Vitec's claim mentioned above.

In January 2012, the Company submitted its Statement of Defense to Vitec's Statement of Claim denying all of the Vitec's claims and Vitec submitted its Statement of Defense to the Company's Statement of Claim denying all of the Company's claims.

In March 2012, evidentiary hearings were held before the Arbitrator. During these hearings Vitec's witnesses gave their primary testimony and were cross-examined by the Company's attorneys. Additional evidentiary hearings for Vitec's witnesses are scheduled for May 7 and 8, 2012.

Primary testimony affidavits were not submitted by the parties to the above legal proceedings. The proceeding are currently in the midst of Vitec's evidentiary testimony, therefore the Company cannot assess the outcome of these proceedings at this point in time.

2.	Personal Claim against Adv. Doron Afik.

As part of the Agreement the Company, Vitec and Adv. Afik as trustee (the "Trustee") entered into the Consortium Escrow Agreement of March 16, 2010 (the "Consortium Agreement"). Under the Consortium Agreement, $ 300 of the consideration were held in escrow $ 100 per each EC Consortium Agreement to be transferred from the Company to Vitec under the Agreement.

Due to the Trustee's refusal to transfer the escrow funds to the Company, the Company believes the Trustee is in breach of his duties as Trustee and is causing damage to the Company. Therefore, on June 9, 2011, the Company filed a statement of claim for damages of approximately $ 262 against the Trustee.

On November 1, 2011, at the parties' mutual request, the court ordered to transfer these proceedings to arbitration.

On January 15, 2012, Adv. Afik submitted his Statement of Defense to the claim against him, denying all of the Company's claims against him. Also on January 15, 2012, Adv. Afik submitted a counterclaim against Optibase, ( the "Counter-Claim"). In the Counter Claim Adv. Afik demands to receive a total amount of approximately $ 648 from the Company. Adv. Afik's claim is based on three main claims: (i) The Company's response to an article published in a certain  website constitutes libel against Adv. Afik; (ii) Damages caused by obtaining liens on Adv. Afik's assets; and (iii) That a publication about the liens obtained on Adv. Afik's assets also constitutes libel against Adv. Afik.

The Company believes that it has strong legal and factual arguments to defend itself from the claims in the Afik Counter Claim.

The Company's claim against Adv. Afik is in its preliminary stages and the Company cannot assess its chances at this point in time.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10:-        TAXES ON INCOME

a.	Corporate tax rates:

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

A company is taxable on its real (non-inflationary) capital gains at the corporate tax rate of 25% in the year of sale.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States is subject to the following tax rates:

	Year ended December 31,
	2009	2010	2011

Luxemburg	29%	29%	29%
Switzerland	25%	25%	24%
United States	35%	35%	34%

b.	Tax assessments:

The Company has final tax assessments through the tax year 2007.

c.	Deferred tax assets and liabilities:

Deferred tax assets and liabilities deriving from the acquisition of a building complex in Geneva in 2011 (see details in Note 1B (3)).  The deferred taxes are computed at the average tax rate of 24%, based on the corporate income tax in Switzerland, which is the tax rate that will be in effect when the differences are expected to reverse.

	March, 2 (acquisition date)		December 31
	2011	Amortization	2011

Land	$5,620	$-	$5,620
Building	11,738	(98)	11,640
Swap instrument	(93)	(761)	(854)
Mortgage loan	(248)	5	(243)
Settlements with tenants	(418)	418	-
Lease provision	(1,737)	15	(1,722)
Other assets, net (In-place leases)	267	(3)	264

	$15,129	$(424)	$14,705

Current deferred tax liability in the amount of $  97 is included within other accounts payables and accrued expenses in the balance sheets.

d.	Net operating losses carryforward:

Through December 31, 2011, Optibase Ltd. had a net operating losses carryforward for tax purposes in Israel of approximately $ 66,123 which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2011, Optibase Inc. had U.S. federal net operating loss carryforward of approximately $ 28,153 that can be carried forward and offset against taxable income for 20 years, no later than 2012 to 2032. Utilization of U.S. net operating losses may be subject to the substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Based upon the weight of available evidence, which includes the Company's historical operating performance and the recorded cumulative net losses in all prior fiscal periods, the Company has provided a full valuation allowance against it Israeli and U.S deferred tax assets.

e.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) before taxes as reported	$(412)	$(902)	$2,331

Theoretical tax benefit computed at the statutory rate (26%, 25% and 24% for the years 2009, 2010 and 2011, respectively)	$(107)	$(226)	$560
Differences in tax rates on income deriving from foreign subsidiaries	(10)	(89)	42
Gain derived from bargain purchase	-	-	(1,059)
Tax adjustments in respect of currency translation	341	643	154
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	(162)	(339)	626
Settlement of prior years tax assessments	-	-	41
Other non-deductible expenses	(62)	54	117

Income tax expense	$-	$43	$481

f.	Income (loss) before taxes on income consists of the following:

	Year ended December 31,
	2009	2010	2011

Domestic	$(443)	$(1,343)	$(3,138)
Foreign	31	441	5,469

	$(412)	$(902)	$2,331

g.	Income tax expenses are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current	$-	$7	$863
Deferred	-	36	(382)

	$-	$43	$481

Domestic	$-	$-	$-
Foreign	-	43	481

	$-	$43	$481

h.
As of December 31, 2010 and 2011 the Company has no liability for unrecognized income tax benefits, and there was no change in its liability for unrecognized income tax benefits during all years presented.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	General:

1.	The Ordinary shares of the Company are traded on the NASDAQ Global Market since April 1999.

Ordinary shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in excess assets upon liquidation of the Company, and the right to receive dividends, if declared.

2.
On May 5, 2011, following the receipt of the approval of the Company's shareholders on March 30, 2011, the Company completed a private placement of 2,500,000 ordinary shares of the Company to the Company's President and the controlling shareholder of the Company, in consideration for $ 5,000.

b.	Stock options:

In 1999, the Company adopted an Israeli Option Plan ("1999 Israeli option plan"), and a U.S. Option Plan ("1999 U.S. option plan") (collectively "the 1999 plans"). Under the terms of the above option plans, options may be granted to employees, officers, directors andconsultants . Also, the options generally become exercisable monthly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than seven years from the date of the grant.

In April 2001, the Board of Directors of the Company approved the adoption of the 2001 Non-Statutory Share Option Plan. Under the terms of this plan, options may be granted to available personnel, employees, directors and consultants. The options to be granted under the plan are limited to non-statutory options. The plan has terms similar to those contained under the 1999 U.S. Option Plan.

On May 1, 2003, , the Company adopted the "Share Option Agreement 2003" in accordance with the amended Section 102 of Israel's Income Tax Ordinance.

The exercise price of the options granted under the abovementioned  plans may not be less than the nominal value of the shares into which such options are exercised. Any options, which are forfeited or cancelled before expiration, become available for future grants.

The total number of options available for future grants as of December 31, 2011 was 2,826,275 .

A summary of the Company's stock option activity, and related information, is as follows:

	Year ended December 31, 2011
			Weighted
			average
	Amount	Weighted average exercise price	Remaining contractual term (years)

Outstanding at the beginning of the year	543,100	$2.96
Granted	310,000	$1.99
Forfeited	(207,600)	$4.64

Outstanding at the end of the year	645,500	$1.95	5.51

Exercisable options at the end of the year	198,008	$2.42	3.79

Options vested and expected to vest at end of year	632,059	$2.1	5.37

The weighted average fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 1.31, $ 0.82 and $ 0.66, respectively.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock value as of December 31, 2011 and  the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company's stock. As of December 31, 2010 and 2011, the total intrinsic value of outstanding options was $ 25 and $ 0 respectively.

As of December 31, 2011, there was $ 277 of total unrecognized compensation cost related to options compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a period of up to four years.

c.	Non-vested shares:

In May 2006, the Board of Directors approved the adoption of the 2006 Israeli Incentive Compensation Plan (the "2006 Plan"). The 2006 Plan provides for the grant of options, restricted shares and restricted share units in accordance with various Israeli tax tracks.

The Company currently uses the 2006 Plan for the grant of restricted shares only. The restricted shares are granted at no consideration and with a vesting schedule of two years (50% each year). The restricted shares are granted in accordance with the Israeli capital gains tax track. As of December 31, 2011 the pool consists of 300,000 Shares, where an aggregate of 78,450 ordinary shares has been reserved for issuance under the 2006 Plan.

A summary of the status of the entity's nonvested shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

Nonvested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2011	34,000	$1.27

Granted	24,000	$1.48
Exercised	(18,000)	$1.23
Forfeited and cancelled	(10,000)	$1.34

Non-vested at December 31, 2011	30,000	$1.43

As of December 31, 2011, there was $ 17 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees under the Plan. That cost is expected to be recognized over a period of up to two years.

d.	The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
	2009	2010	2011

General and administrative from continued operations	$79	$112	$120
Expenses recorded as discontinued operations	142	55	-

Total equity-based compensation expense	$221	$167	$120

SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENT OF OPERATIONS DATA [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA
NOTE 12:-	SELECTED STATEMENT OF OPERATIONS DATA

a.	Financial income (expenses):

	Year ended December 31,
	2009	2010	2011
Financial income:
Interest	$423	$612	$35
Foreign currency translation adjustments	257	-	-

	680	612	35
Financial expenses:
Interest	(63)	(207)	(3,081)
Foreign currency translation adjustments	-	(101)	(334)
Remeasurement of derivatives	-	-	(4,101)

	(63)	(308)	(7,516)

	$617	$304	$(7,481)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 13:-	SUBSEQUENT EVENTS
During 2012 there has been a further progress in the arbitration between the Company and Vitec as more fully described in Note 9(e).